Bank Borrowings - Schedule of Short-Term Bank Borrowings (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Short-Term Bank Borrowings [Line Items]
Amount RMB	$ 7,945,966		$ 7,324,047	¥ 58,000,000	¥ 52,000,000
Amount US$	$ 7,945,966		$ 7,324,047	¥ 58,000,000	¥ 52,000,000
Jiangsu Yangzhou Rural Commercial Bank [Member] | Huadong [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate	3.30%		3.95%	3.30%	3.95%
Issuance Date	Feb. 01, 2024		Jan. 31, 2023
Expiration Date	Jan. 31, 2025	[1]	Jan. 29, 2024
Amount RMB	$ 684,997		$ 704,235	¥ 5,000,000	¥ 5,000,000
Amount US$	$ 684,997		$ 704,235	¥ 5,000,000	¥ 5,000,000
Bank of China [Member] | Huadong [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate	2.42%		3.50%	2.42%	3.50%
Issuance Date	Mar. 11, 2024		Mar. 10, 2023
Expiration Date	Mar. 10, 2025	[1]	Mar. 09, 2024
Amount RMB	$ 684,997		$ 1,408,471	¥ 5,000,000	¥ 10,000,000
Amount US$	$ 684,997		$ 1,408,471	¥ 5,000,000	¥ 10,000,000
Bank of Communications [Member] | Huadong [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate	2.55%		3.50%	2.55%	3.50%
Issuance Date	Apr. 23, 2024		Nov. 03, 2022
Expiration Date	Apr. 23, 2025		Apr. 25, 2024
Amount RMB	$ 1,232,995		$ 704,235	¥ 9,000,000	¥ 5,000,000
Amount US$	$ 1,232,995		$ 704,235	¥ 9,000,000	¥ 5,000,000
Bank of Jiangsu [Member] | Huadong [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate	2.60%			2.60%
Issuance Date	Dec. 23, 2024
Expiration Date	Dec. 15, 2025
Amount RMB	$ 1,369,994			¥ 10,000,000
Amount US$	$ 1,369,994			¥ 10,000,000
CITIC Bank [Member] | Huada [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate	2.70%			2.70%
Issuance Date	Sep. 26, 2024
Expiration Date	Sep. 25, 2025
Amount RMB	$ 684,997			¥ 5,000,000
Amount US$	$ 684,997			¥ 5,000,000
CITIC Bank Two [Member] | Huada [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate	2.70%			2.70%
Issuance Date	Sep. 30, 2024
Expiration Date	Sep. 25, 2025
Amount RMB	$ 684,997			¥ 5,000,000
Amount US$	$ 684,997			¥ 5,000,000
Industrial and Commercial Bank of China [Member] | Yada [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate	3.45%		3.45%	3.45%	3.45%
Issuance Date	Feb. 22, 2024		Feb. 17, 2023
Expiration Date	Feb. 21, 2025	[1]	Feb. 16, 2024
Amount RMB	$ 1,232,995		$ 1,267,623	¥ 9,000,000	¥ 9,000,000
Amount US$	$ 1,232,995		$ 1,267,623	¥ 9,000,000	¥ 9,000,000
Agricultural Bank of China [Member] | Huadong [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate			3.15%		3.15%
Issuance Date			Apr. 21, 2023
Expiration Date			Apr. 19, 2024
Amount RMB			$ 1,267,623		¥ 9,000,000
Amount US$			$ 1,267,623		¥ 9,000,000
Agricultural Bank of China [Member] | Yada [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate	2.70%			2.70%
Issuance Date	Oct. 24, 2024
Expiration Date	Oct. 23, 2025
Amount RMB	$ 1,369,994			¥ 10,000,000
Amount US$	$ 1,369,994			¥ 10,000,000
Bank of Communications One [Member] | Huadong [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate			3.50%		3.50%
Issuance Date			Jan. 19, 2023
Expiration Date			May 25, 2024
Amount RMB			$ 563,389		¥ 4,000,000
Amount US$			$ 563,389		¥ 4,000,000
Agricultural Bank of China One [Member] | Yada [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate			3.15%		3.15%
Issuance Date			Dec. 20, 2023
Expiration Date			Dec. 19, 2024
Amount RMB			$ 1,408,471		¥ 10,000,000
Amount US$			$ 1,408,471		¥ 10,000,000

[1]	These loans were repaid upon maturity.